Grand Prix Investors Trust

Grand Prix Investors Fund

Incorporated herein by reference is the definitive version of the prospectus for the Grand Prix Investors Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on April 24, 2014 (SEC Accession No. 0001162044-14-000427).